SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Information [Abstract]
Change in other assets	$ (3,298)	$ 6,069
Change in accrued interest	5,161	12,109
Change in accounts payable and accrued liabilities related to operations	(3,599)	101,978
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (1,736)	$ 120,156